Hedging activities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about hedging assets

		31 December 2021	31 December 2020
Hedging instrument	Location – statement of financial position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	75	6
Foreign currency contracts	Non-current derivative assets	3	—
Interest rate and cross currency swaps	Non-current derivative assets	148	—
Commodity contracts	Current derivative assets	128	13
Deal contingent forwards	Current derivative assets	—	24
Foreign currency contracts	Current derivative assets	16	3
Interest rate and cross currency swaps	Current derivative assets	6	—
	Total	376	46
Total assets		376	46
Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	3	9
Foreign currency contracts	Non-current derivative liabilities	—	6
Interest rate and cross currency swaps	Non-current derivative liabilities	44	—
Commodity contracts	Current derivative liabilities	5	24
Foreign currency contracts	Current derivative liabilities	14	4
Interest rate and cross currency swaps	Current derivative liabilities	—	34
	Total	66	77
Total liabilities		66	77

Disclosure of detailed information about hedging liabilities

		31 December 2021	31 December 2020
Hedging instrument	Location – statement of financial position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	75	6
Foreign currency contracts	Non-current derivative assets	3	—
Interest rate and cross currency swaps	Non-current derivative assets	148	—
Commodity contracts	Current derivative assets	128	13
Deal contingent forwards	Current derivative assets	—	24
Foreign currency contracts	Current derivative assets	16	3
Interest rate and cross currency swaps	Current derivative assets	6	—
	Total	376	46
Total assets		376	46
Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	3	9
Foreign currency contracts	Non-current derivative liabilities	—	6
Interest rate and cross currency swaps	Non-current derivative liabilities	44	—
Commodity contracts	Current derivative liabilities	5	24
Foreign currency contracts	Current derivative liabilities	14	4
Interest rate and cross currency swaps	Current derivative liabilities	—	34
	Total	66	77
Total liabilities		66	77

Disclosure of detailed information about hedging instruments
The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

	Notional maturity profile
	Total	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Cash flow hedges	€ million	€ million	€ million	€ million	€ million
Foreign currency contracts	475	303	172	—	—
Interest rate and cross currency swaps	736	340	396	—	—
Commodity contracts	459	246	213	—	—
As at 31 December 2019	1,670	889	781	—	—
Deal contingent foreign currency forwards	3,000	3,000	—	—	—
Foreign currency contracts	310	174	136	—	—
Interest rate and cross currency swaps	396	396	—	—	—
Commodity contracts	677	403	274	—	—
As at 31 December 2020	4,383	3,973	410	—	—
Interest rate and cross currency swaps	2,225	144	1,365	—	716
Foreign currency contracts	1,074	912	162	—	—
Commodity contracts	922	566	356	—	—
As at 31 December 2021	4,221	1,622	1,883	—	716
The following table summarises the Group’s outstanding fair value hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

Fair value hedges	Total	Less than 1 year € million	1 to 3 years € million	3 to 5 years € million	Over 5 years € million
As at 31 December 2019	—	—	—	—	—
As at 31 December 2020	—	—	—	—	—
Interest rate and cross currency swaps	166	—	—	—	166
As at 31 December 2021	166	—	—	—	166

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting
The following table summarises the net of tax effect for cash flow hedges for the periods presented within the consolidated income statement:

		Amount of gain/(loss) reclassified from the hedging reserve into profit
		31 December 2021	31 December 2020	31 December 2019
Cash flow hedging instruments	Location – income statement	€ million	€ million	€ million
Foreign currency contracts	Cost of sales	(3)	1	—
Commodity contracts	Cost of sales	74	(33)	(17)
Commodity contracts	Selling and distribution expenses	2	(3)	—
Interest rate and cross currency swaps(A)	Finance costs	(78)	23	18
Total		(5)	(12)	1
(A)The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying debt instruments; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.
The following table summarises the gains/(losses) recognised from fair value hedges that settled for the periods presented within the consolidated income statement:

Fair value hedges	Location - Income statement	31 Dec 2021 € million	31 Dec 2020 € million	31 Dec 2019 € million
Foreign currency contracts	Finance costs	(2)	—	—
Total		(2)	—	—

Disclosure of gains (losses) recognized from non-designated derivative financial instruments
The following table summarises the gains/(losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented.

		31 December 2021	31 December 2020	31 December 2019
Non-designated hedging instruments	Location – income statement	€ million	€ million	€ million
Commodity contracts	Selling and distribution expenses	—	(12)	5
Foreign currency contracts(A)	Non-operating items	—	(4)	(2)
Total		—	(16)	3
(A)The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement